Related party transactions - Related Party Revenue, Operating Expenses, and Financial Items (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Total related party operating revenues	$ 19	$ 57	$ 43	$ 74	$ 96
Total related party operating expenses	(3)	0	(13)	0	(23)
Management fee revenues
Related Party Transaction [Line Items]
Total related party operating revenues	12	46	21	60	55
Reimbursable revenues
Related Party Transaction [Line Items]
Total related party operating revenues	3	4	16	5	29
Lease revenue
Related Party Transaction [Line Items]
Total related party operating revenues	4	7	6	9	12
Related party expenses, leasing arrangements | West Bollsta lease
Related Party Transaction [Line Items]
Total related party operating expenses	0	0	(11)	0	(21)
Related party expenses, leasing arrangements | West Hercules
Related Party Transaction [Line Items]
Total related party operating expenses	(3)	0	0	0	0
Other related party operating expenses
Related Party Transaction [Line Items]
Total related party operating expenses	$ 0	$ 0	$ (2)	$ 0	$ (2)